RECENT ACTIVITIES (Details Narrative) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended					1 Months Ended				12 Months Ended					0 Months Ended
	Mar. 19, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Mar. 25, 2014	Dec. 31, 2012	Jan. 08, 2014 Master Credit Suisse Repurchase Agreement	Jun. 27, 2013 Agency RMBS	Dec. 31, 2013 Agency RMBS	Mar. 14, 2014 Agency RMBS	Mar. 06, 2014 Non-Agency RMBS	Dec. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Mar. 07, 2014 Servicer Advance Joint Venture	Feb. 28, 2014 Servicer Advance Joint Venture	Dec. 17, 2013 Servicer Advance Joint Venture	Dec. 31, 2013 Servicer Advance Joint Venture	Mar. 18, 2014 NRART Master Trust	Mar. 18, 2014 NRART Master Trust Prepaid Variable Funding Notes	Mar. 18, 2014 NRART Master Trust Prepaid Variable Funding Notes Lower Range	Mar. 18, 2014 NRART Master Trust Prepaid Variable Funding Notes Upper Range	Mar. 18, 2014 NRART Master Trust Prepaid Term Notes	Dec. 31, 2013 Subsequent Event	Dec. 31, 2012 Subsequent Event	Dec. 31, 2013 Subsequent Event Agency RMBS	Dec. 31, 2013 Subsequent Event Non-Agency RMBS	Dec. 31, 2013 Subsequent Event Servicer Advance Joint Venture	Jan. 15, 2014 Nonperforming Residential Mortgage Loans Tranche 1	Jan. 15, 2014 Nonperforming Residential Mortgage Loans Tranche 1 Royal Bank of Scotland	Jan. 15, 2014 Nonperforming Residential Mortgage Loans Tranche 2	Jan. 15, 2014 Nonperforming Residential Mortgage Loans Tranche 2 Credit Suisse	Jan. 17, 2014 MSRs Pool 17	Dec. 31, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Dec. 31, 2013 MSRs Excess Mortgage Servicing Rights Investees	Dec. 31, 2013 MSRs Excess Mortgage Servicing Rights Investees GSE Residential Mortgage Loans
Servicer advance investments settled																												$ 509,400
Purchase of servicer advance investments					670,820										299,100	756,200												2,100,000
Notes payable issued for purchase																	2,400,000											1,700,000
Increase in restricted cash					2,790																							9,800
Nationstar payment made for targeted return shortfall																												9,800
Contributions from co-investor															37,000	105,000
Amount invested																																	19,100
Unpaid principal balance of underlying mortgage																																	8,100,000					13,100,000
Amount committed to invest in joint venture																		172,400															1,500					32,300
Additional UPB to be acquired by New Residential																																	900,000
Repayments of notes payable					59,149																			5,900
Increase in UPB if MSRs are closed																																	900,000
Face amount of securities purchased									22,700	608,900		625,000	1,300,000	193,800											391,700		740,600
Purchase of real estate securities					605,114				1,200	645,500		553,000	835,600	121,300											242,800
Face amount of securities sold													729,700													154,200	437,900
Proceeds from sale of real estate securities					521,865																					162,900	248,500
Gain on sale of real estate securities													52,700													700	3,800
Unpaid principal balance of underlying loans																													170,100	300,000	65,600	25,300		78,953,614	76,560,751	13,000,000	173,619,478
Purchases of non-performing loans																													92,700	60,100	33,700
Debt face amount		4,109,329			4,109,329			150,000												1,100,000			1,000,000
Variable interest rate basis description								One-month LIBOR												One-month LIBOR												One-month LIBOR
Variable Interest Rate Spread								4.00%													1.375%	2.50%										3.00%
Interest rate																							1.90%
Carrying value		4,109,329			4,109,329		150,922												1,900,000
TBA agreements with a long notional amount											625,000
TBA agreements with a short notional amount											750,000
Short-term US Treasury Note held						300,000
Percentage of mezzanine and subordinate tranche purchased												75.00%
Mortgage loans pledged												$ 900,000
Dividend declared per share	$ 0.175	$ 0.25	$ 0.175	$ 0.07	$ 0.495 [1]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.